UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23074

Nuveen High Income December 2018 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHA
Nuveen High Income December 2018 Target Term Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 107.6% (99.9% of Total Investments)
	CORPORATE BONDS – 98.2% (91.1% of Total Investments)
	Aerospace & Defense – 1.7%
$ 5,000	Bombardier Inc, 144A	4.750%	4/15/19	B	$ 5,090,650
	Airlines – 5.1%
4,000	Air Canada 2013-1C Pass Through Trust, 144A	6.625%	5/15/18	BB	4,095,000
6,440	American Airlines Group Inc	6.125%	6/01/18	BB-	6,596,492
1,500	Continental Airlines, Inc.	6.125%	4/29/18	Ba1	1,531,875
2,869	United Continental Holdings Inc	6.375%	6/01/18	BB-	2,939,290
14,809	Total Airlines				15,162,657
	Auto Components – 0.5%
1,525	American & Axle Manufacturing Inc	5.125%	2/15/19	BB-	1,526,906
	Automobiles – 4.4%
3,000	General Motors Corporation	3.500%	10/02/18	BBB	3,048,618
3,000	General Motors Financial Company Inc	2.400%	5/09/19	BBB	3,012,892
6,500	Jaguar Land Rover Automotive PLC, 144A	4.125%	12/15/18	BB+	6,605,625
300	RCI Banque SA, 144A	3.500%	4/03/18	Baa1	302,239
12,800	Total Automobiles				12,969,374
	Banks – 2.6%
3,000	CIT Group Inc.	3.875%	2/19/19	BB+	3,056,250
300	Royal Bank of Scotland Group PLC	4.700%	7/03/18	BBB-	305,282
3,382	Synovus Financial Corp	7.875%	2/15/19	BBB-	3,635,650
730	UniCredito Luxembourg Finance SA, 144A	6.000%	10/31/17	BBB-	731,907
7,412	Total Banks				7,729,089
	Beverages – 0.5%
1,350	Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B-	1,361,813
	Capital Markets – 1.4%
1,450	Deutsche Bank AG London	2.500%	2/13/19	BBB+	1,458,405
2,500	GFI Group, Inc	8.375%	7/19/18	BBB-	2,618,750
3,950	Total Capital Markets				4,077,155
	Chemicals – 1.0%
3,000	CF Industries Inc	6.875%	5/01/18	BB+	3,082,500
	Commercial Services & Supplies – 2.5%
2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB-	2,046,339
3,000	International Lease Finance Corporation	5.875%	4/01/19	BBB-	3,159,912

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies (continued)
$ 2,000	International Lease Finance Corporation	6.250%	5/15/19	BBB-	$ 2,125,565
7,000	Total Commercial Services & Supplies				7,331,816
	Construction & Engineering – 1.2%
3,550	Michael Baker International LLC / CDL Acquisition Company Inc, 144A	8.250%	10/15/18	B-	3,554,438
	Consumer Finance – 5.5%
5,805	Ally Financial Inc	4.750%	9/10/18	BB+	5,933,290
3,000	Navient Corporation	8.450%	6/15/18	BB	3,126,000
2,750	Navient Corporation	5.500%	1/15/19	BB	2,841,795
4,450	Springleaf Finance Corporation	6.900%	12/15/17	B	4,483,375
16,005	Total Consumer Finance				16,384,460
	Diversified Financial Services – 1.8%
5,000	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	5,015,625
250	Nationstar Mortgage LLC Capital Corporation	9.625%	5/01/19	B+	257,812
5,250	Total Diversified Financial Services				5,273,437
	Diversified Telecommunication Services – 4.5%
4,000	Frontier Communications Corporation	8.125%	10/01/18	B+	4,040,000
2,500	Frontier Communications Corporation	7.125%	3/15/19	B+	2,475,000
6,500	Qwest Capital Funding Inc	6.500%	11/15/18	BB+	6,825,000
13,000	Total Diversified Telecommunication Services				13,340,000
	Electric Utilities – 1.9%
5,634	DCP Midstream Operating LP	2.700%	4/01/19	BB+	5,605,830
	Electronic Equipment, Instruments & Components – 3.9%
6,250	Anixter Inc	5.625%	5/01/19	BBB-	6,562,500
4,841	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BBB-	4,968,076
11,091	Total Electronic Equipment, Instruments & Components				11,530,576
	Energy Equipment & Services – 1.6%
2,000	Noble Holding International Limited	5.750%	3/16/18	BB-	2,015,000
2,605	Rockies Express Pipeline Company, 144A	6.850%	7/15/18	BB+	2,689,663
4,605	Total Energy Equipment & Services				4,704,663
	Equity Real Estate Investment Trust – 3.3%
5,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B+	5,131,250
4,500	Vereit Operating Partnership LP	3.000%	2/06/19	BBB-	4,539,879
9,500	Total Equity Real Estate Investment Trust				9,671,129
	Food Products – 1.1%
3,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	BB-	3,090,000
	Health Care Providers & Services – 4.4%
7,500	HCA Inc	3.750%	3/15/19	BBB-	7,659,375
3,150	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,162,206

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$ 2,300	Mallinckrodt International Finance SA	3.500%	4/15/18	B	$ 2,305,060
12,950	Total Health Care Providers & Services				13,126,641
	Hotels, Restaurants & Leisure – 1.8%
5,010	MGM Resorts International Inc	8.625%	2/01/19	BB	5,398,275
	Household Durables – 7.3%
5,200	KB Home	4.750%	5/15/19	BB-	5,349,500
4,250	Meritage Homes Corporation	4.500%	3/01/18	BB	4,271,250
6,130	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	6,175,975
5,880	William Lyon Homes Incorporated	5.750%	4/15/19	B-	5,953,500
21,460	Total Household Durables				21,750,225
	Independent Power & Renewable Electricity Producers – 2.4%
4,000	Talen Energy Supply LLC	6.500%	5/01/18	B-	4,040,000
2,958	TransAlta Corporation	6.900%	5/15/18	BBB-	3,034,813
6,958	Total Independent Power & Renewable Electricity Producers				7,074,813
	Industrial Conglomerates – 2.0%
6,000	Icahn Enterprises Finance	4.875%	3/15/19	BB+	6,051,000
	Insurance – 1.7%
5,000	Genworth Financial Inc	6.515%	5/22/18	B	5,025,000
	IT Services – 0.6%
1,855	Alliance Data Systems Corporation, 144A	5.250%	12/01/17	N/R	1,861,493
	Machinery – 1.8%
5,160	CNH Industrial Capital LLC	3.875%	7/16/18	BBB-	5,218,050
	Media – 4.3%
2,000	Cablevision Systems Corporation	7.750%	4/15/18	B-	2,052,500
5,000	CSC Holdings Inc	8.625%	2/15/19	B+	5,418,750
5,302	Dish DBS Corporation	4.250%	4/01/18	Ba3	5,341,765
12,302	Total Media				12,813,015
	Metals & Mining – 4.5%
2,427	Alcoa Inc.	5.720%	2/23/19	BBB-	2,541,714
5,308	Allegheny Technologies Inc	9.375%	6/01/19	B	5,798,990
875	Anglo American Capital PLC, 144A	9.375%	4/08/19	BBB-	967,111
4,000	Freeport McMoRan, Inc	2.375%	3/15/18	BB+	4,000,000
12,610	Total Metals & Mining				13,307,815
	Multiline Retail – 1.0%
2,885	J.C. Penney Corporation Inc	5.750%	2/15/18	B+	2,899,425
	Oil, Gas & Consumable Fuels – 9.3%
2,795	Energy Transfer Partners	2.500%	6/15/18	BBB-	2,805,946
4,500	Kinder Morgan Energy Partners, LP	5.950%	2/15/18	BBB-	4,566,260

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$ 3,500	Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	B+	$3,561,250
750	Nustar Energy LP	8.150%	4/15/18	BB+	772,500
2,000	Oasis Petroleum Inc	7.250%	2/01/19	BB-	1,990,000
2,000	Petrobras Global Finance BV	3.000%	1/15/19	BB	2,000,280
4,500	Petrobras International Finance Company	7.875%	3/15/19	BB	4,824,000
1,500	Petroleos Mexicanos	5.500%	2/04/19	BBB+	1,563,000
1,066	Petroleos Mexicanos	8.000%	5/03/19	BBB+	1,161,940
4,500	Whiting Petroleum Corporation	5.000%	3/15/19	BB-	4,501,350
27,111	Total Oil, Gas & Consumable Fuels				27,746,526
	Semiconductors & Semiconductor Equipment – 1.7%
5,000	NXP BV, 144A	3.750%	6/01/18	BBB-	5,050,000
	Specialty Retail – 1.1%
3,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	3,332,333
	Technology Hardware, Storage & Peripherals – 4.4%
4,000	Dell Inc	5.650%	4/15/18	Ba2	4,065,000
2,800	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB-	2,853,564
4,000	Seagate HDD Cayman	3.750%	11/15/18	Baa3	4,069,960
2,134	Xerox Corporation	6.350%	5/15/18	BBB-	2,189,046
12,934	Total Technology Hardware, Storage & Peripherals				13,177,570
	Thrifts & Mortgage Finance – 1.9%
5,415	Radian Group Inc	5.500%	6/01/19	BB+	5,685,750
	Trading Companies & Distributors – 1.0%
3,000	Aircastle Limited	4.625%	12/15/18	BB+	3,078,750
	Wireless Telecommunication Services – 2.5%
7,000	Sprint Communications Inc, 144A	9.000%	11/15/18	BB	7,516,250
$ 284,381	Total Corporate Bonds (cost $287,320,950)				291,599,424

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 6.4% (6.0% of Total Investments)
	Capital Markets – 1.2%
$ 3,500	Prosepect Capital Corporation	5.875%	1/15/19	BBB-	$ 3,605,000
	Electrical Equipment – 1.3%
4,000	SolarCity Corporation	2.750%	11/01/18	N/R	3,972,500
	Independent Power & Renewable Electricity Producers – 1.3%
3,800	NRG Yield Inc, 144A	3.500%	2/01/19	N/R	3,861,750
	Machinery – 1.9%
5,250	Navistar International Corporation	4.750%	4/15/19	CCC	5,755,313
	Oil, Gas & Consumable Fuels – 0.7%
2,000	Clean Energy Fuels Corporation, 144A	5.250%	10/01/18	N/R	1,955,000
$ 18,550	Total Convertible Bonds (cost $18,104,912)				19,149,563

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.0% (2.8% of Total Investments)
	Argentina – 1.0%
$ 3,000	Republic of Argentina	6.250%	4/22/19	B	$ 3,157,500
	South Africa – 1.1%
3,000	Republic of South Africa	6.875%	5/27/19	Baa3	3,213,900
	Sri Lanka – 0.9%
2,500	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	2,578,290
$ 8,500	Total Sovereign Debt (cost $8,757,817)				8,949,690
	Total Long-Term Investments (cost $314,183,679)				319,698,677

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	REPURCHASE AGREEMENTS – 0.1% (0.1% of Total Investments)
$ 368	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $368,377, collateralized by $380,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $379,342	0.120%	10/02/17	$ 368,373
	Total Short-Term Investments (cost $368,373)			368,373
	Total Investments (cost $314,552,052) – 107.7%			320,067,050
	Borrowings – (10.9)% (3), (4)			(32,300,000)
	Other Assets Less Liabilities – 3.2%			9,322,700
	Net Assets – 100%			$ 297,089,750
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$291,599,424	$ —	$291,599,424
Convertible Bonds	—	19,149,563	—	19,149,563
Sovereign Debt	—	8,949,690	—	8,949,690
Short-Term Investments:
Repurchase Agreements	—	368,373	—	368,373
Total	$ —	$320,067,050	$ —	$320,067,050
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$314,883,043
Gross unrealized:
Appreciation	$ 5,622,950
Depreciation	(438,943)
Net unrealized appreciation (depreciation) of investments	$ 5,184,007
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 10.1%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2018 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017